Other Financial Assets	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Other Financial Assets	Other Financial Assets

	JPY (millions) As of March 31
	2025	2026
Derivative financial instruments (Note 26)	¥84,369	¥167,920
Investments in convertible notes (Note 26)	10,424	8,776
Investments in debt instruments (Note 26)	91,348	106,366
Investments in equity instruments (Note 26)	151,687	173,034
Financial assets associated with contingent consideration arrangements (Note 26)	10,197	10,488
Other	23,576	15,244
Total	¥371,600	¥481,829
Non-current	¥351,124	¥439,941
Current	¥20,476	¥41,888
As of March 31, 2025 and 2026, investments in equity instruments included JPY 78,073 million and JPY 106,729 million, respectively, of investments in public companies. These are considered Level 1 in the fair value hierarchy as defined in Note 26. The remainder of the equity instruments primarily relates to investments acquired in connection with collaborations and licensing agreements (Note 13) and are considered Level 3 investments in the fair value hierarchy.
As of March 31, 2025 and 2026, financial assets associated with contingent consideration arrangements are assets mainly recognized in relation to the divestiture of XIIDRA (Note 26) and are considered Level 3 investments in the fair value hierarchy.